Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Securities Excluded From Dilutive Per Share Computation

	2012	2011
Stock options	2,294,714	747,164
Warrants	14,679,971	16,452,368